UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

888 Seventh Ave, 31st Floor, New York, NY 10019
(Address of principal executive offices) (Zip code)
Robert White, Treasurer 888 Seventh Ave, 31st Floor, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Shares	Value
COMMON STOCKS† - 9.1%
Financial - 2.1%
Lazard Ltd. — Class A1	9,537	$517,859
U.S. Bancorp[1]	8,800	466,488
Synchrony Financial[1]	13,000	376,220
Goldman Sachs Group, Inc.[1]	1,300	308,659
Total Financial		1,669,226
Consumer, Non-cyclical - 2.1%
United Rentals, Inc.*,1	3,800	565,440
Merck & Company, Inc.[1]	6,900	454,503
Gilead Sciences, Inc.[1]	5,800	451,414
Bunge Ltd.[1]	2,800	193,564
Total Consumer, Non-cyclical		1,664,921
Consumer, Cyclical - 1.8%
Royal Caribbean Cruises Ltd.*,1	5,000	563,800
Walmart, Inc.[1]	6,000	535,380
General Motors Co.[1]	6,300	238,833
Ford Motor Co.[1]	16,100	161,644
Total Consumer, Cyclical		1,499,657
Industrial - 1.1%
Caterpillar, Inc.[1]	3,700	532,060
United Parcel Service, Inc. — Class B1	3,180	381,251
Total Industrial		913,311
Communications - 0.9%
Verizon Communications, Inc.[1]	8,200	423,448
AT&T, Inc.[1]	10,000	319,700
Total Communications		743,148
Energy - 0.6%
TPG Pace Energy Holdings Corp,*,1	36,800	493,120
Technology - 0.5%
Texas Instruments, Inc.[1]	3,600	400,752
Total Common Stocks
(Cost $7,532,622)		7,384,135
CONVERTIBLE PREFERRED STOCKS† - 5.8%
Industrial - 2.0%
Belden, Inc.
6.75% due 07/15/19[1]	11,988	1,054,704
Stanley Black & Decker, Inc.
5.38% due 05/15/20[1]	5,200	579,800
Total Industrial		1,634,504
Consumer, Non-cyclical - 2.0%
Becton Dickinson and Co.
6.13% due 05/01/20[1]	13,001	825,174
Bunge Ltd. 4.88%[1],7	7,113	774,362
Total Consumer, Non-cyclical		1,599,536
Energy - 1.0%
Hess Corp.
8.00% due 02/01/19[1]	6,149	449,477
Nabors Industries Ltd.
6.00% due 05/01/21[1]	8,332	361,461
Total Energy		810,938
Financial - 0.5%
Crown Castle International Corp.
6.88% due 08/01/20[1]	400	426,808
Utilities - 0.3%
South Jersey Industries, Inc.
7.25% due 04/15/21[1]	4,200	232,407

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 5.8% (continued)
Total Convertible Preferred Stocks
(Cost $4,625,007)		4,704,193
MONEY MARKET FUND† - 5.9%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class 1.81%[1,2]	4,800,211	4,800,211
Total Money Market Fund
(Cost $4,800,211)		4,800,211

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 78.4%
Industrial - 13.0%
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19[1]	750,000	899,610
China Railway Construction Corporation Ltd.
due 01/29/21[1,3]	750,000	808,875
Dycom Industries, Inc.
0.75% due 09/15/21[1]	715,000	798,394
Implenia AG
0.50% due 06/30/22[1]	CHF 685,000	772,215
Larsen & Toubro Ltd.
0.68% due 10/22/19[1]	700,000	723,450
Vinci S.A.
0.38% due 02/16/22[1]	600,000	654,882
Greenbrier Companies, Inc.
2.88% due 02/01/24[1]	545,000	648,210
Golar LNG Ltd.
2.75% due 02/15/22[1]	600,000	612,817
Sika A.G.
0.15% due 06/05/25[1]	CHF 580,000	610,734
MINEBEA MITSUMI, Inc.
due 08/03/22[1,3]	JPY 50,000,000	537,676
MTU Aero Engines AG
0.13% due 05/17/23[1]	EUR 300,000	534,189
Buzzi Unicem SpA
1.38% due 07/17/19[1]	EUR 300,000	425,508
Shimizu Corp.
due 10/16/20[1,3]	JPY 40,000,000	386,368
Dainippon Screen Mfg. Co., Ltd.
due 06/11/25[1]	JPY 40,000,000	377,702
Safran S.A.
due 12/31/20[1,3]	EUR 247,100	316,294
Cemex SAB de CV
3.72% due 03/15/20[1]	300,000	306,138
Arconic, Inc.
1.63% due 10/15/19[1]	292,000	301,425
Airbus SE
due 07/01/22[1,3]	EUR 200,000	289,938
OSG Corp.
due 04/04/22[1,3]	JPY 20,000,000	273,137

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

CRRC Corporation Ltd.
due 02/05/21[1,3]	250,000	249,375
Total Industrial		10,526,937
Technology - 11.9%
Microchip Technology, Inc.
1.63% due 02/15/27[1]	760,000	908,436

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 78.4% (continued)
Technology - 11.9% (continued)
STMicroelectronics N.V.
0.25% due 07/03/24[1]	600,000	$718,002
Teradyne, Inc.
1.25% due 12/15/23[1]	474,000	690,424
ServiceNow, Inc.
due 06/01/22[1,3]	453,000	624,673
Lumentum Holdings, Inc.
0.25% due 03/15/24[1]	548,000	615,737
Cypress Semiconductor Corp.
4.50% due 01/15/22[1]	396,000	573,234
Citrix Systems, Inc.
0.50% due 04/15/19[1]	365,000	556,092
Nutanix, Inc.
due 01/15/23[1,3,4]	462,000	552,474
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	490,000	543,597
Akamai Technologies, Inc.
0.13% due 05/01/25[1,4]	483,000	486,229
Western Digital Corp.
1.50% due 02/01/24[1,4]	462,000	453,295
ON Semiconductor Corp.
1.63% due 10/15/23[1]	350,000	439,696
Integrated Device Technology, Inc.
0.88% due 11/15/22[1]	353,000	421,436
ams AG
0.88% due 09/28/22[1]	400,000	408,000
Synaptics, Inc.
0.50% due 06/15/22[1]	329,000	326,252
Micron Technology, Inc.
3.00% due 11/15/43[1]	167,000	301,923
ASM Pacific Technology Ltd.
2.00% due 03/28/19[1]	HKD 2,000,000	277,808
Advanced Micro Devices, Inc.
2.13% due 09/01/26[1]	113,000	269,606
Guidewire Software, Inc.
1.25% due 03/15/25[1]	239,000	238,719
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	200,000	205,549
Total Technology		9,611,182
Communications - 11.1%
Liberty Media Corp.
1.38% due 10/15/23[1]	659,000	835,480
2.25% due 09/30/46[1]	280,000	153,650
Booking Holdings, Inc.
0.90% due 09/15/21[1]	534,000	634,592
0.35% due 06/15/20[1]	189,000	293,126
DISH Network Corp.
3.38% due 08/15/26[1]	771,000	702,346
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	658,000	652,939
Weibo Corp.
1.25% due 11/15/22[1,4]	586,000	575,280
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[1,4]	484,000	492,180
SBI Holdings, Inc.
due 09/14/22[1,3]	JPY 30,000,000	483,233

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 78.4% (continued)
Communications - 11.1% (continued)
Palo Alto Networks, Inc.
0.75% due 07/01/23[1,4]	480,000	$473,779
Ciena Corp.
4.00% due 12/15/20[1]	340,000	471,310
Inmarsat plc
3.88% due 09/09/23[1]	400,000	469,000
Twitter, Inc.
0.25% due 06/15/24[1,4]	496,000	452,392
GCI Liberty, Inc.
1.75% due 09/30/46[1,4]	426,000	447,276
IAC FinanceCo, Inc.
0.88% due 10/01/22[1,4]	390,000	441,196
CyberAgent, Inc.
due 02/19/25[1,3]	JPY 40,000,000	422,994
Zendesk, Inc.
0.25% due 03/15/23[1,4]	326,000	352,668
Wix.com Ltd.
due 07/01/23[1,3,4]	313,000	300,149
Etsy, Inc.
due 03/01/23[1,3,4]	181,000	230,869
Okta, Inc.
0.25% due 02/15/23[1,4]	115,000	140,258
Total Communications		9,024,717
Financial - 11.0%
Altaba, Inc.
due 12/01/18[1,3]	745,000	1,016,396
AXA S.A.
7.25% due 05/15/21[4]	913,000	1,000,042
Poseidon Finance 1 Ltd.
due 02/01/25[1,3]	831,000	858,008
Aurelius SE
1.00% due 12/01/20[1]	EUR 500,000	693,255
IMMOFINANZ AG
2.00% due 01/24/24[1]	EUR 500,000	685,211
IH Merger Sub LLC
3.50% due 01/15/22[1]	599,000	662,737
Air Lease Corp.
3.88% due 12/01/18[1]	360,000	542,147
Haitong International Securities Group, Ltd.
due 10/25/21[1,3]	HKD 4,000,000	488,713
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19[1]	EUR 400,000	478,986
AYC Finance Ltd.
0.50% due 05/02/19[1]	470,000	475,581
Credit Agricole S.A.
due 10/03/19[1]	EUR 5,100	457,017
LEG Immobilien AG
0.50% due 07/01/21[1]	EUR 200,000	423,558
PRA Group, Inc.
3.00% due 08/01/20[1]	400,000	386,298

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Goldman Sachs BDC, Inc.
4.50% due 04/01/22[1]	300,000	299,950
BofA Finance LLC
0.25% due 05/01/23[1]	284,000	272,640

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 78.4% (continued)
Financial - 11.0% (continued)
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	148,000	$170,745
Total Financial		8,911,284
Consumer, Non-cyclical - 10.2%
Exact Sciences Corp.
1.00% due 01/15/25[1]	798,000	830,610
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	400,000	433,273
1.50% due 08/15/24[1,4]	280,000	291,696
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	532,000	652,902
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	485,000	628,601
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	588,000	585,324
NuVasive, Inc.
2.25% due 03/15/21[1]	496,000	564,117
Bayer AG
0.05% due 06/15/20[1]	EUR 400,000	549,595
Qiagen N.V.
0.88% due 03/19/21[1]	400,000	522,314
Wright Medical Group, Inc.
1.63% due 06/15/23[1,4]	517,000	511,461
Bayer Capital Corporation BV
5.63% due 11/22/19[1]	EUR 400,000	501,118
Nipro Corp.
due 01/29/21[1,3]	JPY 40,000,000	390,388
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[1]	209,000	306,813
Teladoc, Inc.
1.38% due 05/15/25[1,4]	225,000	291,289
Nevro Corp.
1.75% due 06/01/21[1]	300,000	290,388
Terumo Corp.
due 12/06/21[1,3]	JPY 20,000,000	284,304
Clovis Oncology, Inc.
2.50% due 09/15/21[1]	250,000	265,386
Insulet Corp.
1.38% due 11/15/24[1,4]	192,000	209,426
Theravance Biopharma, Inc.
3.25% due 11/01/23[1]	150,000	150,798
Cardtronics, Inc.
1.00% due 12/01/20[1]	50,000	47,120
Total Consumer, Non-cyclical		8,306,923
Consumer, Cyclical - 10.1%
Zhongsheng Group Holdings Ltd.
due 05/23/23[1,3]	HKD 9,000,000	1,045,125
LGI Homes, Inc.
4.25% due 11/15/19[1]	325,000	780,955
Harvest International Co.
due 11/21/22[1,3]	HKD 6,000,000	766,520
Suzuki Motor Corp.
due 03/31/23[1,3]	JPY 50,000,000	715,785
Sony Corp.
due 09/30/22[1,3]	JPY 56,000,000	663,481
Valeo S.A.
due 06/16/21[1,3]	600,000	572,478

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 78.4% (continued)
Consumer, Cyclical - 10.1% (continued)
Navistar International Corp.
4.75% due 04/15/19[1]	437,000	$452,684
LVMH Moet Hennessy Louis Vuitton SE
due 02/16/21[1,3]	1,145	413,727
Tesla, Inc.
0.25% due 03/01/19[1]	394,000	406,825
Vinpearl JSC
3.50% due 06/14/23[1]	400,000	404,000
Cie Generale des Etablissements Michelin SCA
due 01/10/22[1,3]	400,000	390,120
ANA Holdings, Inc.
due 09/19/24[1,3]	JPY 40,000,000	366,268
Huazhu Group Ltd.
0.38% due 11/01/22[1,4]	305,000	336,156
Caesars Entertainment Corp.
5.00% due 10/01/24[1]	179,000	322,005
Live Nation Entertainment, Inc.
2.50% due 03/15/23[1,4]	300,000	315,893
Meritor, Inc.
3.25% due 10/15/37[1,4]	260,000	258,770
Total Consumer, Cyclical		8,210,792
Energy - 6.3%
Kunlun Energy Company Ltd.
1.63% due 07/25/19[1]	CNY 5,000,000	795,283
Technip S.A.
0.88% due 01/25/21[1]	EUR 500,000	713,000
Weatherford International Ltd.
5.88% due 07/01/21[1]	700,000	694,578
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	502,000	630,553
Chesapeake Energy Corp.
5.50% due 09/15/26[1]	545,000	543,272
PDC Energy, Inc.
1.13% due 09/15/21[1]	481,000	506,036
TOTAL S.A.
0.50% due 12/02/22[1]	400,000	457,500
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 200,000	340,924
RAG-Stiftung
due 03/16/23[1,3]	EUR 200,000	254,212
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	160,000	153,069
Total Energy		5,088,427
Basic Materials - 3.2%
Kansai Paint Co., Ltd.
due 06/17/19[1,3]	JPY 60,000,000	566,822
APERAM S.A.
0.63% due 07/08/21[1]	400,000	488,720
Mitsubishi Chemical Holdings Corp.
due 03/29/24[1,3]	JPY 50,000,000	470,676

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Toray Industries, Inc.
due 08/30/19[1,3]	JPY 40,000,000	380,829
Glencore Funding LLC
due 03/27/25[1]	400,000	361,500

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 78.4% (continued)
Basic Materials - 3.2% (continued)
Osisko Gold Royalties Ltd.
4.00% due 12/31/22[1]	CAD 400,000	$307,987
Total Basic Materials		2,576,534
Utilities - 1.6%
CenterPoint Energy, Inc.
3.40% due 09/15/29[1,5]	13,443	588,131
China Yangtze Power International BVI 1 Ltd.
due 11/09/21[1,3]	400,000	434,500
China Yangtze Power International BVI 2 Ltd.
due 11/09/21[1,3]	EUR 225,000	284,652
Total Utilities		1,307,283
Total Convertible Bonds
(Cost $61,127,015)		63,564,079
CORPORATE BONDS†† - 40.6%
Consumer, Cyclical - 10.2%
GameStop Corp.
6.75% due 03/15/21[1,4]	737,000	754,504
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	562,000	554,975
Staples, Inc.
8.50% due 09/15/25[1,4]	445,000	419,412
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50% due 05/01/25[1,4]	366,000	365,085
Scientific Games International, Inc.
10.00% due 12/01/22[1]	329,000	352,441
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,4]	332,000	333,564
William Carter Co.
5.25% due 08/15/21[1]	321,000	325,727
Mattamy Group Corp.
6.88% due 12/15/23[1,4]	193,000	198,269
6.50% due 10/01/25[1,4]	121,000	118,580
Hanesbrands, Inc.
4.63% due 05/15/24[1,4]	324,000	316,710
Six Flags Entertainment Corp.
5.50% due 04/15/27[1,4]	172,000	168,775
4.88% due 07/31/24[1,4]	145,000	141,919
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	152,000	157,320
5.25% due 12/15/26[1]	160,000	153,200
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	308,000	309,836
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,4]	299,000	303,485
Delphi Technologies plc
5.00% due 10/01/25[1,4]	301,000	284,599
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,4]	281,000	267,652
Goodyear Tire & Rubber Co.
5.13% due 11/15/23[1]	271,000	267,613

	Face
	Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Consumer, Cyclical - 10.2% (continued)
Churchill Downs, Inc.
4.75% due 01/15/28[1,4]	282,000	$265,785
Navistar International Corp.
6.63% due 11/01/25[1,4]	250,000	262,262
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	259,000	255,762
National CineMedia LLC
6.00% due 04/15/22[1]	248,000	252,960
American Greetings Corp.
8.75% due 04/15/25[1,4]	259,000	244,755
Enterprise Development Authority
12.00% due 07/15/24[1,4]	241,000	234,975
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24[1]	146,000	142,350
5.88% due 03/01/27[1]	94,000	88,125
Carlson Travel, Inc.
9.50% due 12/15/24[1,4]	243,000	223,864
American Axle & Manufacturing, Inc.
6.25% due 03/15/26[1]	185,000	178,062
Ferrellgas Partners Limited Partnership / Ferrellgas Partners Finance Corp.
8.63% due 06/15/20[1]	160,000	156,000
Beacon Roofing Supply, Inc.
4.88% due 11/01/25[1,4]	161,000	150,785
Stars Group Holdings BV / Stars Group US Company-Borrower LLC
7.00% due 07/15/26[1,4]	20,000	20,650
Total Consumer, Cyclical		8,270,001
Consumer, Non-cyclical - 6.7%
Bausch Health Companies, Inc.
6.13% due 04/15/25[1,4]	475,000	447,094
9.00% due 12/15/25[1,4]	361,000	383,725
7.00% due 03/15/24[1,4]	161,000	171,304
HCA, Inc.
5.25% due 04/15/25[1]	575,000	589,016
6.50% due 02/15/20[1]	241,000	251,435
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	402,000	403,005
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	401,000	389,471
Encompass Health Corp.
5.75% due 09/15/25[1]	354,000	357,540
United Rentals North America, Inc.
5.50% due 05/15/27[1]	181,000	179,806
5.75% due 11/15/24[1]	161,000	165,226

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Cardtronics Incorporated / Cardtronics USA, Inc
5.50% due 05/01/25[1,4]	381,000	340,995
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,4]	304,000	299,440

	Face
	Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Consumer, Non-cyclical - 6.7% (continued)
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	250,000	$277,500
Pilgrim's Pride Corp.
5.75% due 03/15/25[1,4]	241,000	231,059
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	180,000	184,500
DaVita, Inc.
5.00% due 05/01/25[1]	193,000	182,385
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[4]	160,000	146,400
Sotheby's
4.88% due 12/15/25[1,4]	147,000	141,431
Central Garden & Pet Co.
6.13% due 11/15/23[1]	133,000	137,322
Simmons Foods, Inc.
5.75% due 11/01/24[1,4]	106,000	88,245
7.75% due 01/15/24[1,4]	40,000	41,300
Land O' Lakes, Inc.
6.00% due 11/15/22[1,4]	26,000	27,476
Total Consumer, Non-cyclical		5,435,675
Energy - 5.6%
PDC Energy, Inc.
5.75% due 05/15/26[1]	280,000	277,900
6.13% due 09/15/24[1]	114,000	114,997
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	361,000	378,599
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,4]	363,000	361,185
SESI LLC
7.75% due 09/15/24[1]	321,000	331,432
Diamondback Energy, Inc.
5.38% due 05/31/25[1]	321,000	322,204
WPX Energy, Inc.
5.25% due 09/15/24[1]	321,000	320,599
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	321,000	302,542
Oasis Petroleum, Inc.
6.88% due 03/15/22[1]	280,000	285,950
Continental Resources, Inc.
5.00% due 09/15/22[1]	281,000	285,460
Parkland Fuel Corp.
6.00% due 04/01/26[1,4]	241,000	238,289
Gulfport Energy Corp.
6.00% due 10/15/24[1]	241,000	233,770
Nabors Industries, Inc.
5.75% due 02/01/25[1,4]	243,000	230,850
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,4]	214,000	226,840

	Face
	Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Energy - 5.6% (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25[1]	186,000	$179,490
5.50% due 08/15/22[1]	14,000	13,930
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00% due 04/01/22[1,4]	160,000	177,600
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	146,000	148,920
CNX Resources Corp.
8.00% due 04/01/23[1]	107,000	112,885
Total Energy		4,543,442
Communications - 5.4%
Sprint Corp.
7.88% due 09/15/23[1]	333,000	356,310
7.63% due 02/15/25[1]	326,000	341,690
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	521,000	530,802
CommScope, Inc.
5.50% due 06/15/24[1,4]	500,000	506,875
CBS Radio, Inc.
7.25% due 11/01/24[1,4]	375,000	354,187
CenturyLink, Inc.
7.50% due 04/01/24[1]	321,000	336,251
Sirius XM Radio, Inc.
5.38% due 07/15/26[1,4]	328,000	321,850
DISH DBS Corp.
5.13% due 05/01/20[1]	160,000	159,400
7.75% due 07/01/26[1]	148,000	129,870
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	264,000	270,270
Frontier Communications Corp.
7.63% due 04/15/24[1]	281,000	191,080
8.50% due 04/01/26[1,4]	80,000	77,100
Inmarsat Finance plc
6.50% due 10/01/24[1,4]	200,000	201,500
Match Group, Inc.
6.38% due 06/01/24[1]	160,000	169,800
Cincinnati Bell, Inc.
8.00% due 10/15/25[1,4]	161,000	147,718
Tribune Media Co.
5.88% due 07/15/22[1]	130,000	131,300
Altice France S.A.
7.38% due 05/01/26[1,4]	130,000	129,025
Total Communications		4,355,028
Basic Materials - 4.3%
NOVA Chemicals Corp.
5.00% due 05/01/25[1,4]	390,000	372,450

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,4]	308,000	321,090

	Face
	Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Basic Materials - 4.3% (continued)
FMG Resources August 2006 Pty Ltd.
4.75% due 05/15/22[1,4]	322,000	$314,353
Commercial Metals Co.
4.88% due 05/15/23[1]	320,000	313,600
First Quantum Minerals Ltd.
6.88% due 03/01/26[1,4]	320,000	312,800
TPC Group, Inc.
8.75% due 12/15/20[1,4]	290,000	290,000
Compass Minerals International, Inc.
4.88% due 07/15/24[1,4]	307,000	285,510
Alcoa Nederland Holding BV
6.13% due 05/15/28[1,4]	205,000	211,662
AK Steel Corp.
7.50% due 07/15/23	200,000	207,500
Tronox Finance plc
5.75% due 10/01/25[1,4]	181,000	174,891
Rayonier AM Products, Inc.
5.50% due 06/01/24[1,4]	185,000	174,540
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	165,000	169,125
Tronox, Inc.
6.50% due 04/15/26[1,4]	166,000	165,170
New Gold, Inc.
6.25% due 11/15/22[1,4]	160,000	151,200
Total Basic Materials		3,463,891
Industrial - 4.1%
MasTec, Inc.
4.88% due 03/15/23[1]	483,000	472,133
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,4]	370,000	383,412
TransDigm, Inc.
6.38% due 06/15/26[1]	298,000	300,235
6.00% due 07/15/22[1]	80,000	81,616
Ball Corp.
4.38% due 12/15/20[1]	320,000	324,400
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	311,000	308,667
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	271,000	272,355
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[1,4]	330,000	262,350
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,4]	256,000	211,200
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	181,000	190,729
Mueller Water Products, Inc.
5.50% due 06/15/26[1,4]	178,000	180,003
WESCO Distribution, Inc.
5.38% due 06/15/24[1]	160,000	157,800

	Face
	Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Industrial - 4.1% (continued)
Energizer Holdings, Inc.
5.50% due 06/15/25[1,4]	160,000	$157,800
Total Industrial		3,302,700
Technology - 2.2%
First Data Corp.
5.38% due 08/15/23[1,4]	542,000	550,807
Seagate HDD Cayman
4.75% due 01/01/25[1]	399,000	387,597
West Corp.
8.50% due 10/15/25[1,4]	420,000	367,500
Dell, Inc.
5.88% due 06/15/19[1]	246,000	250,920
NCR Corp.
5.00% due 07/15/22[1]	250,000	247,812
Total Technology		1,804,636
Financial - 1.8%
Credit Acceptance Corp.
7.38% due 03/15/23[1]	312,000	329,160
Radian Group, Inc.
7.00% due 03/15/21[1]	241,000	258,171
Alliance Data Systems Corp.
5.38% due 08/01/22[1,4]	250,000	252,250
CIT Group, Inc.
5.38% due 05/15/20[1]	241,000	248,832
Navient Corp.
5.50% due 01/15/19[1]	237,000	239,548
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1,4]	162,000	157,748
Total Financial		1,485,709
Utilities - 0.3%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	236,000	226,855
Total Corporate Bonds
(Cost $33,168,574)		32,887,937
SENIOR FLOATING RATE INTERESTS††,6 - 1.0%
Consumer, Cyclical - 0.6%
PetSmart, Inc.
5.34% (3 Month USD LIBOR + 3.00%) due 03/11/22	429,236	357,786
Alterra Mountain Co.
5.33% (3 Month USD LIBOR + 3.00%) due 07/31/24	163,877	163,877
Total Consumer, Cyclical		521,663
Communications - 0.4%
Sprint Communications, Inc.
4.50% (3 Month USD LIBOR + 2.50%) due 02/02/24	323,900	324,345
Total Senior Floating Rate Interests
(Cost $919,157)		846,008
Total Investments - 140.8%
(Cost $112,172,586)		$114,186,563
Other Assets & Liabilities, net - (40.8)%		(33,093,110)
Total Net Assets - 100.0%		$81,093,453

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at July 31, 2018	Net Unrealized Appreciation
Bank of New York Mellon	740,500,000	JPY	09/14/18	$6,751,697	$6,635,857	$115,840
Bank of New York Mellon	6,196,000	EUR	09/14/18	7,344,992	7,274,695	70,297
Bank of New York Mellon	1,370,000	CHF	09/14/18	1,399,772	1,389,257	10,515
Bank of New York Mellon	268,000	GBP	09/14/18	360,104	352,235	7,869
Bank of New York Mellon	407,000	CAD	09/14/18	313,342	312,847	495
						$205,016
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at July 31, 2018	Net Unrealized Appreciation/(Depreciation)
Bank of New York Mellon	612,500	EUR	09/14/18	$718,809	$719,133	$324
Bank of New York Mellon	10,533	CAD	09/14/18	8,025	8,096	71
Bank of New York Mellon	9,921	CHF	09/14/18	10,000	10,060	60
Bank of New York Mellon	33,489,000	JPY	09/14/18	301,746	300,106	(1,640)
						$(1,185)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated or earmarked in connection with borrowings. As of July 31, 2018, the total value of securities segregated was $123,667,033.
2	Rate indicated is the 7 day yield as of July 31, 2018.
3	Zero coupon rate security.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $24,554,130 (cost $24,475,548), or 30.3% of total net assets.

5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6
Variable rate security.  Rate indicated is the rate effective at July 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

7	Perpetual maturity.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,384,135	$—	$—	$7,384,135
Convertible Preferred Stocks	4,704,193	—	—	4,704,193
Money Market Fund	4,800,211	—	—	4,800,211
Convertible Bonds	—	63,564,079	—	63,564,079
Corporate Bonds	—	32,887,937	—	32,887,937
Senior Floating Rate Interests	—	846,008	—	846,008
Forward Foreign Currency Exchange Contracts*	—	205,471	—	205,471

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Total Assets	$16,888,539	$97,503,495	$—	$114,392,034

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$1,640	$—	$1,640
* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended July 31, 2018.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of over-the-counter (“OTC”) swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2018.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Note 2 — Financial Instruments and Derivatives
As part of its investment strategy, the Fund may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivativess
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADR's and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends or interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 — Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. OTC derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 — Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:
Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$ 112,383,218	$ 5,461,782	$ (3,454,606)	$ 2,007,176

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2018

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 28, 2018